Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 3,869	$ 2,963	$ 2,384
Other comprehensive income, net of income taxes:
Unrealized gain on available-for-sale debt securities	1	7	0
Foreign currency translation gain (loss)	3	(15)	5
Cumulative translation adjustment reclassified to net income	0	9	0
Total other comprehensive income, net	4	1	5
Comprehensive income	$ 3,873	$ 2,964	$ 2,389